Income Taxes - Additional information (Details) - SHAPEWAYS, INC $ in Thousands	Dec. 31, 2020 USD ($)
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss	$ 90,684
State
Operating Loss Carryforwards [Line Items]
Net operating loss	71,921
Net operating loss, subject to expiration	18,763
Net operating loss, not subject to expiration	$ 94,199